Identifiable Intangible Assets - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets useful life		7 years
Amortization of intangible assets	$ 581	$ 588	$ 616
2026	484
2027	497
2028	446
2029	397
2030	390
Impairment of intangible assets excluding goodwill	$ 259	251	350
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Intangible Assets Impairments
Minimum [Member] | Measurement input, discount rate [Member]
Finite-Lived Intangible Assets [Line Items]
Business combination, contingent consideration, liability, measurement input	8.5
Maximum [Member] | Measurement input, discount rate [Member]
Finite-Lived Intangible Assets [Line Items]
Business combination, contingent consideration, liability, measurement input	11
Generic Pipeline Products [Member] | In Process Research And Development To Product Rights [Member] | Development Progress And Changes In Other Key Valuation Assumptions [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets excluding goodwill	$ 18	57	90
In process research and development [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Business combination, contingent consideration, liability, measurement input	8.25
In process research and development [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Business combination, contingent consideration, liability, measurement input	9.25
In process research and development [Member] | Maximum [Member] | Measurement input, discount rate [Member]
Finite-Lived Intangible Assets [Line Items]
Business combination, contingent consideration, liability, measurement input	90
Identifiable product rights [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets excluding goodwill	$ 242	$ 194	260
Identifiable product rights [Member] | Regulatory Price And Volume Of Products [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets excluding goodwill			148
Identifiable product rights [Member] | Updated Market Assumptions [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets excluding goodwill			$ 112
United States [Member] | Identifiable product rights [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets excluding goodwill	87
Europe [Member] | Identifiable product rights [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets excluding goodwill	$ 155